Pacer CSOP FTSE China A50 ETF
Schedule of Investments
July 31, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS - 98.0%
Agriculture - 1.6%
Muyuan Foodstuff Co Ltd. - Class A	9,230	$120,977
Wens Foodstuffs Group Co Ltd. - Class A	4,660	15,857
		136,834
Auto Manufacturers - 0.7%
SAIC Motor Corp Ltd. - Class A	24,600	64,077
Banks - 23.7%
Agricultural Bank of China Ltd. - Class H	352,300	163,039
Bank of China Ltd. - Class H	193,900	92,512
Bank of Communications Co Ltd. - Class A	184,100	125,556
China CITIC Bank Corp Ltd. - Class H	24,700	18,261
China Construction Bank Corp. - Class H	81,500	71,464
China Everbright Bank Co Ltd. - Class H	126,400	68,456
China Merchants Bank Co Ltd. - Class A	108,200	539,489
China Minsheng Banking Corp Ltd. - Class A	254,300	201,851
Industrial & Commercial Bank of China Ltd. - Class A	198,400	140,993
Industrial Bank Co Ltd. - Class A	127,400	285,849
Ping An Bank Co Ltd. - Class A	75,000	143,348
Shanghai Pudong Development Bank Co Ltd. - Class A	132,300	196,379
		2,047,197
Beverages - 17.9%
Jiangsu Yanghe Brewery Joint-Stock Co Ltd. - Class A	4,000	77,398
Kweichow Moutai Co Ltd. - Class A	4,000	961,777
Wuliangye Yibin Co Ltd. - Class A	16,200	504,835
		1,544,010
Building Materials - 1.6%
Anhui Conch Cement Co Ltd. - Class H	15,900	139,921
Coal - 0.5%
China Shenhua Energy Co Ltd. - Class H	17,900	39,316
Consumer Discretionary - 2.3%
Midea Group Co Ltd. - Class A	19,310	198,509
Diversified Financial Services - 0.3%
CSC Financial Co Ltd. - Class H	3,600	25,083
Electric - 1.1%
China Yangtze Power Co Ltd. - Class A	36,400	95,805
Electrical Components & Equipment - 0.7%
Contemporary Amperex Technology Co Ltd. - Class A	2,100	63,838
Electronics - 3.9%
Hangzhou Hikvision Digital Technology Co Ltd. - Class A	26,000	137,795
Luxshare Precision Industry Co Ltd. - Class A	23,929	200,874
		338,669
Engineering & Construction - 1.3%
China State Construction Engineering Corp Ltd. - Class A	154,400	111,273
Financial - 4.8%
CITIC Securities Co Ltd. - Class A	77,400	332,245
Guotai Junan Securities Co Ltd. - Class A	30,000	79,433
		411,678
Food - 3.5%
Foshan Haitian Flavouring & Food Co Ltd. - Class A	3,000	64,509
Inner Mongolia Yili Industrial Group Co Ltd. - Class A	45,700	239,844
		304,353
Healthcare - 0.4%
WuXi AppTec Co Ltd. - Class H	1,890	30,600
Healthcare-Products - 5.0%
Gree Electric Appliances Inc of Zhuhai - Class A	39,100	318,816
Shenzhen Mindray Bio-Medical Electronics Co Ltd. - Class A	2,300	114,346
		433,162
Hotels, Restaurants & Leisure - 2.9%
China Tourism Group Duty Free Corp Ltd. - Class A	7,200	250,677
Insurance - 12.6%
China Life Insurance Co Ltd. - Class H	13,200	69,012
China Pacific Insurance Group Co Ltd. - Class A	22,900	96,823
Ping An Insurance Group Co of China Ltd. - Class A	84,700	921,088
		1,086,923
Miscellaneous Manufacturing - 0.7%
CRRC Corp Ltd. - Class A	67,500	56,480
Oil & Gas - 1.0%
China Petroleum & Chemical Corp. - Class H	86,700	49,688
PetroChina Co Ltd. - Class H	53,700	34,238
		83,926
Pharmaceuticals - 3.5%
Jiangsu Hengrui Medicine Co Ltd. - Class A	22,400	302,903
Real Estate - 4.3%
China Vanke Co Ltd. - Class H	59,500	228,810
Poly Developments and Holdings Group Co Ltd. - Class A	63,300	141,483
		370,293
Semiconductors - 0.5%
Will Semiconductor Ltd. - Class A	1,528	45,020
Telecommunications - 1.1%
Beijing-Shanghai High Speed Railway Co Ltd. - Class A (a)	23,940	21,267
China United Network Communications Ltd. - Class A	68,900	50,149
Foxconn Industrial Internet Co Ltd. - Class A	10,200	21,322
		92,738
Transportation - 2.1%
SF Holding Co Ltd. - Class A	6,500	66,048
ZTE Corp. - Class H (a)	19,837	111,328
		177,376
TOTAL COMMON STOCKS (Cost $7,865,391)		8,450,661

	Principal Amount
SHORT-TERM INVESTMENTS - 2.0%
Money Market Deposit Accounts, - 2.0%
U.S. Bank Money Market Deposit Account, 0.04% (b)	$172,558	172,558
TOTAL SHORT-TERM INVESTMENTS (Cost $172,558)		172,558

Total Investments (Cost $8,037,949) - 100.0%		8,623,219
Other Assets in Excess of Liabilities - 0.0% (c)		659
TOTAL NET ASSETS - 100.0%		$8,623,878

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown is as of July 31, 2020.
(c)	Less than 0.05%

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at July 31, 2020 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America ("GAAP").  The Funds are investment companies that follow the accounting and reporting guidelines of the Financial Accounting Standards Board  Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market, Nasdaqy Global Select Market, and Nasdaq Capital Market Exchange  (collectively "Nasdaq"). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price ("NOCP") will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of  Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2020:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 8,450,661	$ -	$ -	$ -	$ 8,450,661
Short-Term Investments	172,558	-	-	-	172,558
Total Investments in Securities	$ 8,623,219	$ -	$ -	$ -	$ 8,623,219
^ See Schedule of Investments for industry breakouts.

For the period ended July 31, 2020, the Fund did not recognize any transfers to or from Level 3.